UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Preferred Stocks 104.87%		$560,553,900
(Cost $616,753,773)

Consumer Discretionary 1.22%		6,510,253

Media 1.22%
Comcast Corp., 7.000% (Z)	42,530	1,067,503
Viacom, Inc., 6.850% (Z)	225,000	5,442,750

Consumer Staples 2.94%		15,704,519

Food & Staples Retailing 2.94%
Ocean Spray Cranberries, Inc., 6.250%, Series A (S)(Z)	224,250	15,704,519

Energy 4.92%		26,307,240

Oil, Gas & Consumable Fuels 4.92%
Nexen, Inc., 7.350% (Z)	822,000	19,497,840
Southern Union Company, 7.550% (Z)	270,000	6,809,400

Financials 46.73%		249,779,333

Capital Markets 1.82%
Credit Suisse Guernsey, 7.900% (Z)	165,300	4,259,781
Goldman Sachs Group, Inc., 6.200%, Series B (Z)	137,500	3,419,625
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares, Series
C (I)	43,000	4,300
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares, Series
D (I)	553,600	110,720
Morgan Stanley Capital Trust III, 6.250% (Z)	90,000	1,926,900

Commercial Banks 7.35%
Santander Finance Preferred SA Unipersonal, 10.500%, Series 10
(Z)	150,000	4,230,000
Sovereign Bancorp, Inc., 7.300%, Depositary Shares, Series C (Z)	456,000	11,400,000
Wells Fargo & Company, 8.000% (Z)	925,000	23,680,000

Consumer Finance 7.55%
HSBC Finance Corp., 6.360%, Depositary Shares, Series B (Z)	35,600	767,536
HSBC Holdings PLC, 6.200%, Series A (Z)	25,000	550,000
HSBC USA, Inc., 2.858% (Z)	499,000	22,125,660
SLM Corp., 6.970%, Series A (Z)	445,500	16,920,090

Diversified Financial Services 21.10%
Bank of America Corp., 8.625% (Z)	102,000	2,503,080
Bank of America Corp., 6.375% (Z)	1,160,000	22,944,800
Bank of America Corp., 6.625% (Z)	360,000	7,380,000
Bank of America Corp., 8.200% (Z)	35,000	823,900
Bank of America Corp., 6.204%, Depositary Shares, Series D (Z)	960,000	18,921,600
Citigroup Capital VII, 7.125%	35,000	729,400
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	285,275	6,270,343
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	580,400	14,109,524
JPMorgan Chase & Company, 5.720%, Series F (Z)	328,760	15,872,533
JPMorgan Chase & Company, 6.150%, Series E (Z)	209,100	10,350,450
JPMorgan Chase & Company, 5.490%, Series G (Z)	278,000	12,865,840

Insurance 6.11%
MetLife, Inc., 6.500%, Series B (Z)	1,055,000	25,193,400

2

Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
Principal Financial Group, 6.518%, Series B (Z)	160,000	$3,368,000
Prudential PLC, 6.750% (Z)	176,100	4,078,476

Real Estate Investment Trusts 2.76%
Kimco Realty Company, 6.650%, Depositary Shares, Series F (Z)	200,000	4,250,000
Public Storage, Inc., 6.450%, Depositary Shares, Series X (Z)	48,000	1,061,280
Public Storage, Inc., 6.750% (Z)	60,000	1,389,600
Public Storage, Inc., 6.950% (Z)	190,000	4,493,500
Public Storage, Inc., 6.125% (Z)	70,000	1,587,600
Wachovia Preferred Funding Corp., 7.250%, Series A	85,500	1,957,095

Thrifts & Mortgage Finance 0.04%
Federal Home Loan Mortgage Corp., (8.375% to 12/31/12 then
higher of 3 month LIBOR + 416 bps or 7.875%) Series Z (I)	55,000	58,850
Federal National Mortgage Association, (8.25% to 12/31/10 then
higher of 3 month LIBOR + 423 bps or 7.75%) Series S (I)	159,500	175,450

Industrials 1.82%		9,711,000

Road & Rail 1.82%
AMERCO, Inc., 8.500%, Series A (Z)	390,000	9,711,000

Telecommunication Services 2.23%		11,928,300

Diversified Telecommunication Services 0.00%
Touch America Holdings, Inc., 6.875% (I)	161,778	—

Wireless Telecommunication Services 2.23%
Telephone & Data Systems, Inc., 6.625% (Z)	252,100	5,798,300
United States Cellular Corp., 7.500% (Z)	250,000	6,130,000

Utilities 45.01%		240,613,255

Electric Utilities 32.90%
Alabama Power Company, 5.200% (Z)	1,172,500	27,788,250
Baltimore Gas & Electric Company, 6.990%, Series 1995 (Z)	134,000	13,345,569
Carolina Power & Light Company, 5.440% (Z)	11,382	990,590
Duquesne Light Company, 6.500% (Z)	519,900	24,971,473
Entergy Arkansas, Inc., 6.450% (Z)	350,000	7,700,000
Entergy Mississippi, Inc., 6.250%	667,000	13,944,502
FPC Capital I, 7.100%, Series A (Z)	242,500	6,130,400
Georgia Power Company, 6.000%, Series R (Z)	80,000	2,008,000
HECO Capital Trust III, 6.500% (Z)	181,000	4,318,660
NSTAR Electric Company, 4.780% (Z)	100,000	7,618,750
PPL Electric Utilities Corp., 6.250%, Depositary Shares (Z)	1,000,000	24,593,800
PPL Electric Utilities Corp., 4.400%	29,780	2,278,170
PPL Electric Utilities Corp., 4.600% (Z)	3,917	257,345
PPL Energy Supply, LLC, 7.000% (Z)	272,500	6,995,075
Southern California Edison Company, 6.000%, Series C (Z)	80,000	7,097,504
Southern California Edison Company, 6.125% (Z)	195,000	17,501,250
Westar Energy, Inc., 6.100% (Z)	333,700	8,309,130

Gas Utilities 0.44%
Southwest Gas Capital II, 7.700% (Z)	93,601	2,359,681

Independent Power Producers & Energy Traders 1.84%
Baltimore Gas & Electric Company, 6.700%, Series 1993 (Z)	20,250	1,999,056

3

Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Utilities (continued)
Constellation Energy Group, Inc., 8.625%, Series A (Z)	305,000	$7,838,500

Multi-Utilities 9.83%
BGE Capital Trust II, 6.200% (Z)	616,000	13,533,520
Central Illinois Light Company, 4.640% (Z)	7,460	507,514
Interstate Power & Light Company, 8.375%, Series B (Z)	132,800	3,764,880
Interstate Power & Light Company, 7.100%, Series C (Z)	176,600	4,512,130
Public Service Electric & Gas Company, 4.300%, Series C (Z)	8,280	605,848
Public Service Electric & Gas Company, 6.920% (Z)	131,425	13,085,002
Public Service Electric & Gas Company, 4.180%, Series B	53,677	3,819,119
Sempra Energy Corp., 4.360% (Z)	38,500	2,810,500
Sempra Energy Corp., 4.750% (Z)	12,610	1,023,774
Union Electric Company, 3.700% (Z)	12,262	757,945
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,467,531
Xcel Energy, Inc., 4.080%, Series B (Z)	8,610	602,700
Xcel Energy, Inc., 4.110%, Series D (Z)	33,691	2,361,739
Xcel Energy, Inc., 4.160%, Series E (Z)	9,410	715,348

	Shares	Value

Common Stocks 42.48%		$227,088,863
(Cost $248,011,940)

Energy 1.65%		8,798,300

Oil, Gas & Consumable Fuels 1.65%
BP PLC, SADR	55,000	3,086,600
Chevron Corp.	35,000	2,524,200
Spectra Energy Corp.	150,000	3,187,500

Industrials 0.39%		2,090,400

Industrial Conglomerates 0.39%
General Electric Company (Z)	130,000	2,090,400

Telecommunication Services 3.28%		17,534,600

Diversified Telecommunication Services 3.28%
AT&T, Inc. (Z)	355,000	9,002,800
Verizon Communications, Inc. (Z)	290,000	8,531,800

Utilities 37.16%		198,665,563

Electric Utilities 9.07%
American Electric Power Company, Inc. (Z)	200,000	6,930,000
Duke Energy Corp. (Z)	355,000	5,868,150
Entergy Corp.	105,000	8,012,550
Northeast Utilities (Z)	190,000	4,810,800
PNM Resources, Inc. (Z)	500,000	5,815,000
Progress Energy, Inc. (Z)	350,000	13,639,500
Progress Energy, Inc., (Z) (I)	337,750	50,663
Southern Company	105,000	3,360,000

Gas Utilities 0.56%
Atmos Energy Corp.	70,000	1,933,400
ONEOK, Inc.	25,000	1,054,750

4

Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value

Utilities (continued)

Multi-Utilities 27.53%
Alliant Energy Corp. (Z)			440,000	$13,728,000
Ameren Corp. (Z)			80,000	2,044,000
Black Hills Corp.			95,000	2,468,100
CH Energy Group, Inc.			586,000	23,176,300
Consolidated Edison, Inc. (Z)			85,000	3,717,900
Dominion Resources, Inc. (Z)			190,000	7,117,400
DTE Energy Company (Z)			435,000	18,287,400
Integrys Energy Group, Inc. (Z)			240,000	10,044,000
NiSource, Inc. (Z)			490,000	6,982,500
NSTAR (Z)			545,000	18,715,300
OGE Energy Corp. (Z)			255,000	9,236,100
Public Service Enterprise Group, Inc.			65,000	1,988,350
TECO Energy, Inc. (Z)			570,000	8,874,900
Vectren Corp. (Z)			220,000	5,121,600
Xcel Energy, Inc. (Z)			755,000	15,688,900
		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 3.55%				$18,999,973
(Cost $18,999,973)

Commercial Paper 0.56%				3,000,000
Chevron Funding Corp.	0.040%	02/01/10	$3,000,000	3,000,000

U.S. Government 2.99%				15,999,973
U.S. Treasury Bill,
Note	0.010%	02/25/10	16,000,000	15,999,973

Total investments (Cost $883,224,426)† 150.90%				$806,642,736

Other assets and liabilities, net (50.90%)				($272,081,359)

Total net assets 100.00%				$534,561,377

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at January 31, 2010 was $655,027,629

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $886,040,121. Net unrealized depreciation aggregated $79,397,385, of which $25,659,614 related to appreciated investment securities and $105,056,999 related to depreciated investment securities.

5

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Consumer Discretionary	$6,510,253	$6,510,253	—	—
Consumer Staples	15,704,519	—	$15,704,519	—
Energy	35,105,540	35,105,540	—	—
Financials	249,779,333	249,775,033	4,300	—
Industrials	11,801,400	11,801,400	—	—
Telecommunication Services	29,462,900	29,462,900	—	—
Utilities	439,278,818	299,417,213	139,861,605	—
Short-Term Investments	18,999,973	—	18,999,973	—

Total Inestments in Securities	$806,642,736	$632,072,339	$174,570,397	—

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

8

P20Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
_____________________
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
_____________________
Keith F. Hartstein
President and Chief Executive Officer

Date: March 22, 2010

By:  /s/ Charles A. Rizzo
_____________________
Charles A. Rizzo
Chief Financial Officer

Date: March 22, 2010